EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings Per Share

Amounts in R million	Note	2026	2025	2024

The calculations of basic and diluted earnings per ordinary share are based on the following:
Profit attributable to equity holders		4,255.5	2,242.7	1,328.7

Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares	2026	2025	2024

Weighted average number of ordinary shares in issue	864,677,984	862,142,826	861,240,788
Effect of equity-settled share-based payment	5,166,433	4,210,349	4,306,645
Dilutive weighted average number of ordinary shares	869,844,417	866,353,175	865,547,433

SA cents per share	2026	2025	2024

Basic earnings per share	492.1	260.1	154.3
Diluted basic earnings per share	489.2	258.9	153.5